Organization and Business (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Cumulative net loss	$ 116,924,000	$ 109,482,000
Cash and cash equivalents	851,000	1,640,000	$ 5,194,000
Current liabilities	1,281,000	2,528,000
Accounts payable	608,000	$ 426,000
August 16, 2018 [Member] | Private Placement [Member]
Closing value of common stock shares	$ 1,500,000
Number of common stock shares issued	3,333,964
Purchase price per shares	$ 0.45
Promissory note	$ 500,000
August 16, 2018 [Member] | Private Placement [Member] | Mr. Tom Y. Lee [Member]
Investments amount	1,000,000
Investment cash	500,000
Cancellation of indebtedness amount	$ 500,000